Financial Instruments and Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2015
Financial Instruments and Fair Value Measurements [Abstract]
Fair Values of Derivative Instruments in the Statement of Financial Position and Statement of Operations
Derivatives not designated as Hedging Instruments	Balance Sheet Location	December 31, 2014 Fair value	June 30, 2015 Fair value
Interest rate swaps	Financial Instruments non-current assets	$10,101	$4,660
Interest rate swaps	Financial Instruments current liabilities	(17,881)	(15,284)
Interest rate swaps	Financial Instruments non-current liabilities	(8,617)	(5,284)
Total derivatives		$(16,397)	$(15,908)

Schedule of amounts recognized in other comprehensive income/ (loss)
		Amount of Loss
Derivatives not designated as hedging instruments	Location of Loss Recognized	Six-month period ended June 30, 2014	Six-month period ended June 30, 2015
Interest rate swaps	Loss on interest rate swaps, net	(10,167)	(10,061)
Total		$(10,167)	$(10,061)

Recurring measurements
	June 30, 2015	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Interest rate swaps-asset position	$4,660	-	4,660	$-
Interest rate swaps-liability position	(20,568)	-	(20,568)	-

Total	$(15,908)	-	(15,908)	$-